Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation:

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (US GAAP). The significant accounting policies followed in the preparation of the financial statements, applied on a consistent basis for all years presented in these financial statements.

The consolidated financial statements include the accounts of the Company’s wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of estimates
b.	Use of estimates:

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates and assumptions including fair value of warrants, share-based compensation and the underlying fair value of the Company’s ordinary shares prior to the merger.

The Company bases these estimates on historical and anticipated results, trends and various other assumptions that it believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

Consolidated financial statements in U.S. dollars
c.	Consolidated financial statements in U.S. dollars:

A substantial portion the Company’s activity including transactions with customers, as well as equity transactions and cash investments, are incurred in U.S. dollars. The Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

A subsidiary’s functional currency is the currency of the primary economic environment in which the subsidiary operates; normally, that is the currency of the environment in which a subsidiary primarily generates and expends cash. In making the determination of the appropriate functional currency for a subsidiary, the Company considers cash flow indicators, local market indicators, financing indicators and the subsidiary’s relationship with both the parent company and other subsidiaries. The Company has determined the functional currency of its U.S. subsidiaries to be the U.S. Dollar.

Monetary accounts maintained in currencies other than the U.S. dollar are remeasured into U.S. dollars in accordance with Statement of the Accounting Standard Codification (“ASC”) No. 830 “Foreign Currency Matters” (“ASC No. 830”). All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statements of operations as financial income or expenses as appropriate.

Transactions in foreign currency are translated into dollars in accordance with the principles set forth in ASC Subtopic 830-20, Foreign Currency Transaction. Monetary assets and liabilities denominated in foreign currencies of the reporting date are translated to the functional currency at the closing rate at the end of the reporting period. Non-monetary assets and liabilities denominated in foreign currency are translated using the exchange rate at the date of the transaction. Gains and losses from remeasurement of assets and liabilities denominated in currencies other than the respective functional currencies are included in the consolidated statements of operations.

Concentration of risk
d.	Concentration of risk:

Most of the Company’s cash and cash equivalents, restricted cash and short-term deposits were deposited with Israeli banks and were comprised mainly of cash deposits and short-term deposits.

The Company’s trade receivables are derived from customers located globally. The Company mitigates its credit risks by performing credit evaluations of its customers’ financial conditions and requires customer advance payments in certain circumstances. The Company generally does not require collateral.

Cash and cash equivalents and restricted cash
e.	Cash and cash equivalents and restricted cash:

The Company considers all highly liquid short-term deposits with original maturities of three months or less from the purchase date to be cash equivalents. Cash equivalents consist primarily of amounts invested in short term deposits.

Restricted cash consists of deposits that serves as collateral for a credit card agreement and lease agreements at one of the Company’s financial institutions.

Short term deposits
f.	Short term deposits:

Short-term deposits are bank deposits with an original maturity of more than three months and less than one year from the date of acquisition. The deposits are presented according to their terms of deposit.

Fair value of financial instruments
g.	Fair value of financial instruments:

The estimated fair value of financial instruments has been determined by the Company using available market information and valuation methodologies. Considerable judgment is required in estimating fair values. Accordingly, the estimates may not be indicative of the amounts the Company could realize in a current market exchange. The following methods and assumptions were used by the Company in estimating the fair value of their financial instruments:

The carrying values of cash and cash equivalents, short-term deposits, restricted cash, trade receivables, other current assets, trade payables, employees and payroll accruals, accrued expenses and other current liabilities approximate their fair values due to the short-term maturities of these instruments.

The Company applies ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC No. 820”), with respect to fair value measurements of all financial assets and liabilities. In accordance with ASC No. 820, the Company measures its short-term deposits and warrant liability at fair value. Short-term deposits are classified within Level 1 because these assets are valued using quoted market prices. Fair value represents the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

●	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2—Include other inputs that are directly or indirectly observable in the marketplace.

●	Level 3—Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

As a result of the Merger, the Company (i) assumed a derivative warrant liability related to private placement warrants that had been issued by ITAC in connection with its initial public offering and were assumed by the Company pursuant to the Merger Agreement, and (ii) assumed an equity instrument related to public warrants that were issued as part of ITAC’s initial public offering and were assumed by the Company pursuant to the Merger Agreement. The fair value of the Company’s public warrants are measured based on the market price of such warrants and are considered a Level 1 fair value measurement. The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants and are considered a Level 3 fair value measurement.

The private warrants are measured at each reporting period, with changes in fair value recognized in the statement of operations. See Note 11.

h.	Trade Receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. Trade receivables are periodically assessed for allowance for doubtful accounts, which is the Company’s best estimate of the amount of credit losses inherent in its existing trade receivable. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. No allowance for doubtful accounts was recorded for the years presented.

i.	Property and equipment:

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in income. Repairs and maintenance costs are expensed as incurred.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	15-33
Office furniture and equipment	7-15
Leasehold improvement	(*)

(*)	Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the improvements.

j.	Impairment of long-lived assets:

Long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” a (“ASC 360”), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment exists when the carrying value of the asset exceeds the aggregate undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During the years ended December 31, 2022, 2021 and 2020, no impairment losses were identified.

k.	Accrued post-employment benefit:

Under Israeli employment laws, the Company’s Israeli employees are included under Section 14 of the Severance Compensation Act, 1963 (“Section 14”) for a portion of their salaries. Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, deposited on their behalf to their chosen insurance funds.

Payments made in accordance with Section 14 release the Company from any future severance payments in respect of those employees.

Payments to the insurance companies in accordance with Section 14 release the Company from any future severance payments with respect to those employees. The obligation to make the monthly deposits is expensed as incurred. In addition, the aforementioned deposits are not recorded as an asset in the consolidated balance sheet, and there is no liability recorded as the Company does not have a future obligation to make any additional payments. Severance costs amounted to approximately $1,240, $826 and $466 for the years ended December 31, 2022, 2021 and 2020, respectively.

l.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, nonemployees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the Company’s statements of operations over the requisite service periods.

The Company measures its share-based payment awards made to employees, directors, and non-employee service providers based on estimated fair values. The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model which requires several assumptions, of which the most significant are the expected share price volatility and the expected option term. The Company recognizes forfeitures of equity-based awards as they occur. For graded vesting awards, the Company recognizes compensation expenses based on the straight-line method over the requisite service period.

m.	Net loss per share attributable to ordinary shareholders:

The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considered its convertible preferred shares, which were outstanding through October 7, 2021, the date of the closing of the merger with ITAC pursuant to the Merger Agreement to be participating securities as the holders of the convertible preferred shares would be entitled to dividends that would be distributed to the holders of ordinary shares, equal to the higher of their original issue price pro-rata basis assuming conversion of all convertible preferred shares into ordinary shares and that there are no preferences to any holders of any shares. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive. See Note 14.

Trade Receivables
h.	Trade Receivables

Trade receivables are recorded at the invoiced amount and do not bear interest. Trade receivables are periodically assessed for allowance for doubtful accounts, which is the Company’s best estimate of the amount of credit losses inherent in its existing trade receivable. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns. No allowance for doubtful accounts was recorded for the years presented.

Property and equipment
i.	Property and equipment:

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is included in income. Repairs and maintenance costs are expensed as incurred.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	15-33
Office furniture and equipment	7-15
Leasehold improvement	(*)

(*)	Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the improvements.

Impairment of long-lived assets
j.	Impairment of long-lived assets:

Long-lived assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” a (“ASC 360”), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment exists when the carrying value of the asset exceeds the aggregate undiscounted cash flows expected to be generated by the asset. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds their fair value. During the years ended December 31, 2022, 2021 and 2020, no impairment losses were identified.

Accrued post-employment benefit
k.	Accrued post-employment benefit:

Under Israeli employment laws, the Company’s Israeli employees are included under Section 14 of the Severance Compensation Act, 1963 (“Section 14”) for a portion of their salaries. Under Section 14 employees are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, deposited on their behalf to their chosen insurance funds.

Payments made in accordance with Section 14 release the Company from any future severance payments in respect of those employees.

Payments to the insurance companies in accordance with Section 14 release the Company from any future severance payments with respect to those employees. The obligation to make the monthly deposits is expensed as incurred. In addition, the aforementioned deposits are not recorded as an asset in the consolidated balance sheet, and there is no liability recorded as the Company does not have a future obligation to make any additional payments. Severance costs amounted to approximately $1,240, $826 and $466 for the years ended December 31, 2022, 2021 and 2020, respectively.

Share-based compensation
l.	Stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees, nonemployees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the Company’s statements of operations over the requisite service periods.

The Company measures its share-based payment awards made to employees, directors, and non-employee service providers based on estimated fair values. The fair value of each option award is estimated on the grant date using the Black-Scholes option pricing model which requires several assumptions, of which the most significant are the expected share price volatility and the expected option term. The Company recognizes forfeitures of equity-based awards as they occur. For graded vesting awards, the Company recognizes compensation expenses based on the straight-line method over the requisite service period.

Net loss per share attributable to ordinary shareholders
m.	Net loss per share attributable to ordinary shareholders:

The Company computes net loss per share using the two-class method required for participating securities. The two-class method requires income available to ordinary shareholders for the period to be allocated between ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considered its convertible preferred shares, which were outstanding through October 7, 2021, the date of the closing of the merger with ITAC pursuant to the Merger Agreement to be participating securities as the holders of the convertible preferred shares would be entitled to dividends that would be distributed to the holders of ordinary shares, equal to the higher of their original issue price pro-rata basis assuming conversion of all convertible preferred shares into ordinary shares and that there are no preferences to any holders of any shares. These participating securities do not contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the periods presented was not allocated to the Company’s participating securities.

The Company’s basic net loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share is calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of ordinary shares are anti-dilutive.
Other Comprehensive loss
n.	Other Comprehensive loss:
The Company has no components of comprehensive loss other than net loss. Thus, comprehensive loss is the same as net loss for the period presented.
Revenue recognition
p.	Revenue recognition:

The Company follows the provisions of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”), which apply to all contracts with customers. Under Topic 606, revenues are recognized when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine the appropriate revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps:

●	Identify the contract(s) with a customer;

●	Identify the performance obligations in the contract;

●	Determine the transaction price;

●	Allocate the transaction price to the performance obligations in the contract; and

●	Recognize revenue when (or as) the entity satisfies a performance obligation.

At contract inception, once the contract is determined to be within the scope of Topic 606, the Company assesses the goods or services promised within the contract and determines the performance obligations and assesses whether each promised good or service is distinct.

The Company evaluates each performance obligation to determine if it is satisfied at a point in time or over time. See Note 4.

Nature of Products and Services

The Company derives its revenues mainly from sales of chipsets and prototype radar systems to be installed onto automotive vehicles and professional services. Revenue from chipsets and prototype radar systems is recognized at the point in time when the control of the goods is transferred to the customer, generally upon delivery, and the Company has no remaining performance obligations.

Right of Return

The Company’s general terms and conditions for its contracts do not contain a right of return that allows the customer to return products and receive a credit. Therefore, the Company does not estimate returns and generally recognizes revenue at contract price upon product delivery.

Deferred Revenue

Deferred revenues, which represent a contract liability, where the Company has an obligation to transfer goods or services to the customer for which it received consideration from the customer.

Research and development expenses, net
q.	Research and development expenses, net:
Research and development costs, net of grants received, are charged to the consolidated statement of operations as incurred.
Income taxes
r.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. This standard prescribes the use of the asset and liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial statement carrying amount and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company recognizes the tax benefit from a tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured at the largest amount that is greater than 50 percent likely of being realized upon settlement with the taxing authority using the facts, circumstances, and information available at the reporting date.

Contingent Liabilities
s.	Contingent Liabilities

The Company accounts for its contingent liabilities in accordance with ASC No. 450, “Contingencies.” A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2022 and 2021, the Company is not a party to any litigation that could have a material adverse effect on the Company’s business, financial position, results of operations or cash flows.

Business Combination
t.	Business Combination

The Company has considered the provisions of ASC 805 in making the statements that the Merger with ITAC is intended to be accounted for as a recapitalization in accordance with GAAP and that the Company is the accounting acquirer. The transaction is not considered a business combination because ITAC (a SPAC), the accounting acquiree, does not meet the definition of a business under ASC 805. The transaction is accounted for as a recapitalization, with no goodwill or other intangible assets recorded.

Leases
u.	Leases:

On January 1, 2022, the Company adopted Accounting Standards Update No. 2016-02, Leases (Topic 842) (ASU 2016-02) relating to the accounting treatment of lease obligations, using the modified retrospective. Results and disclosure requirements for reporting periods beginning after January 1, 2022 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with the Company’s historical accounting under Topic 840.

The Company elected the package of practical expedients permitted under the transition guidance, which allowed it to carry forward its historical lease classification prior to January 1, 2022. The Company also elected not to recognize a lease liability and a right-of-use (“ROU”) asset on the balance sheet for leases with a term of twelve months or less. The Company recognizes the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term.

Under Topic 842, the Company determines if an arrangement is a lease at inception. Right of use (ROU) assets and liabilities are recognized at the commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers fixed and determinable payments at the time of commencement. As most of the Company leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments. The ROU asset is recorded net of any lease incentives received. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options.